LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details) - Restricted Shares and Performance Shares R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) EquityInstruments shares	Dec. 31, 2017 BRL (R$) EquityInstruments	Dec. 31, 2016 EquityInstruments
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	18,975,084	20,433,491	12,525,256
Granted	2,411,345	3,170,952	13,357,922
Cancelled	(3,150,635)	(1,901,782)	(3,046,593)
Exercised	(3,974,293)	(2,727,577)	(2,403,094)
Balance, end of year	14,261,501	18,975,084	20,433,491
Expense from equity-settled long-term incentive plan | R$	R$ 41,186	R$ 25,403
Grace period		3 years	5 years
Preferred shares
LONG-TERM INCENTIVE PLANS
Treasury shares | shares	21,797,490